1
Gabelli Media Mogul Fund
Schedule of Investments — December 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 89 .0%
Content Creation and Aggregation — 46 .6%
31,287 comScore Inc. † ........................................ $ 36,293
5,500 DISH Network Corp. , Cl. A † ...................... 77,220
22,000 Grupo Televisa SAB , ADR ......................... 100,320
11,000 Liberty Latin America Ltd. , Cl. C † .............. 83,600
16,000 Liberty Media Corp.- Liberty Braves , Cl. C † 515,680
4,450 Liberty Media Corp.- Liberty Formula One ,
Cl. A † ................................................... 237,763
5,900 Liberty Media Corp.- Liberty SiriusXM ,
Cl. C † ................................................... 230,867
1,000 Live Nation Entertainment Inc. † ................ 69,740
1,900 Madison Square Garden Entertainment
Corp. † .................................................. 85,443
1,000 Madison Square Garden Sports Corp. ....... 183,330
3,000 Paramount Global , Cl. B ............................ 50,640
13,000 Sirius XM Holdings Inc. ............................ 75,920
1,746,816
Digital Marketing and Retail — 1 .8%
20,000 Liberty TripAdvisor Holdings Inc. , Cl. A † ... 13,392
34,000 Qurate Retail Inc. , Cl. A † ........................... 55,420
68,812
Diversified Consumer Services — 4 .4%
110 Cie de L'Odet SE ....................................... 163,672
Entertainment — 3 .8%
15,000 Warner Bros Discovery Inc. † .................... 142,200
Telecommunication Services — 3 .2%
3,300 AT&T Inc. ................................................. 60,753
8,000 Telesat Corp. † .......................................... 60,000
120,753
Telecommunications — 3 .5%
3,700 Comcast Corp. , Cl. A ................................ 129,389
Television and Broadband Services — 19 .8%
250 Charter Communications Inc. , Cl. A † ......... 84,775
1,800 Liberty Broadband Corp. , Cl. A † ................ 136,530
2,000 Liberty Broadband Corp. , Cl. C † ................ 152,540
16,500 Liberty Global plc , Cl. C † .......................... 320,595
2,900 Telenet Group Holding NV ......................... 47,341
741,781
Wireless Telecommunication Services — 5 .9%
5,500 Radius Global Infrastructure Inc. , Cl. A † .... 65,010
1,100 T-Mobile US Inc. † ..................................... 154,000
219,010
TOTAL COMMON STOCKS ........................ 3,332,433
Shares
Market
Value
PREFERRED STOCKS — 4 .2%
Digital Marketing and Retail — 3 .0%
3,275 Qurate Retail Inc. , 8.000% , 03/15/31 ........ $ 112,202
Television and Broadband Services — 1 .2%
2,000 Liberty Broadband Corp. , Ser. A , 7.000% .. 46,600
TOTAL PREFERRED STOCKS .................... 158,802
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 6 .8%
$ 255,000 U.S. Treasury Bills,
3.918 % to 4.255% †† ,
01/19/23 to 03/16/23 ............................ 253,789
TOTAL INVESTMENTS — 100.0%
(Cost $ 4,378,249 ) ................................. $ 3,745,024
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt